Consolidated Statements of Financial Position - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022
CURRENT ASSETS:
Cash and cash equivalents	$ 2,081	$ 3,574	$ 12,945
Restricted deposit	44	60	40
Trade receivables	43	77
Other accounts receivable	815	131	699
Inventory	660	668
Total current assets	3,643	4,510	13,684
NON-CURRENT ASSETS:
Intangible asset, net	4,474	4,717
Investment in company account for at equity	893	591	659
Investments in financial assets	849	730
Property and equipment, net	33	57	79
Total non-current assets	6,249	6,095	738
Total assets	9,892	10,605	14,422
CURRENT LIABILITIES:
Trade payables	1,247	1,199	874
Other accounts payable	153	193	214
Warrants	1,714	2,737	10,252
Lease liability		27	45
Total current liabilities	3,114	4,156	11,385
EQUITY ATTRIBUTABLE TO EQUITY HOLDERS OF THE COMPANY:
Share capital and premium	58,898	58,592	58,547
Reserve from share-based payment transactions	5,248	5,180	4,980
Warrants	5,190	5,190	5,190
Foreign currency translation reserve	497	497	497
Transactions with non-controlling interests	712	559	559
Accumulated deficit	(66,449)	(63,569)	(66,736)
Total equity attributable to equity holders of the company	4,096	6,449	3,037
Non-controlling interests	2,682
Total equity	6,778	6,449	3,037
Total liabilities and equity	$ 9,892	$ 10,605	$ 14,422